Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS RREEF Real Estate Securities Fund

The following changes are effective on or about January 1, 2021:

The following information is added under the "AVERAGE ANNUAL TOTAL RETURNS" table in the "PAST PERFORMANCE" section of the fund's summary prospectus and the summary section of the fund's prospectus.

FTSE NAREIT All Equity REITs Index replaced the MSCI US REIT Index as the fund's comparative secondary benchmark index because the Advisor believes the FTSE NAREIT All Equity REITs Index more closely aligns with the fund's existing strategy.

DWS RREEF Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS RREEF Real Estate Securities Fund

The following changes are effective on or about January 1, 2021:

The following information is added under the "AVERAGE ANNUAL TOTAL RETURNS" table in the "PAST PERFORMANCE" section of the fund's summary prospectus and the summary section of the fund's prospectus.

FTSE NAREIT All Equity REITs Index replaced the MSCI US REIT Index as the fund's comparative secondary benchmark index because the Advisor believes the FTSE NAREIT All Equity REITs Index more closely aligns with the fund's existing strategy.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	FTSE NAREIT All Equity REITs Index replaced the MSCI US REIT Index as the fund's comparative secondary benchmark index because the Advisor believes the FTSE NAREIT All Equity REITs Index more closely aligns with the fund's existing strategy.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

FTSE NAREIT All Equity REITs Index replaced the MSCI US REIT Index as the fund's comparative secondary benchmark index because the Advisor believes the FTSE NAREIT All Equity REITs Index more closely aligns with the fund's existing strategy.